PaineWebber Retirement Money Fund

--------------------------------------------------------------------------------
Statement of Net Assets
December 31, 1996 (unaudited)

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES          VALUE
 ---------                            -------------------- --------------  ------------
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS--9.02%
 $ 10,000  U.S. Treasury Bills.....         01/08/98           5.190%@     $  9,475,233
   10,000  U.S. Treasury Notes.....         02/28/97           6.875         10,027,847
   15,000       Federal Farm Credit
           Bank....................         03/03/97           4.950         14,993,767
   15,000       Federal Farm Credit
           Bank....................         01/02/97           5.355*        14,998,487
  101,800  Federal Home Loan Bank..   03/20/97 to 12/26/97 5.400 to 6.050   101,797,733
   13,400  Federal Home Loan Bank..         03/20/97           5.582*        13,400,000
   20,000          Federal National
           Mortgage Association....         02/14/97           4.780         19,996,754
   10,000          Federal National
           Mortgage Association....         01/07/97           5.420*         9,995,788
   46,000    Student Loan Marketing
           Association.............   07/03/97 to 01/08/98 5.750 to 6.070    46,000,000
  102,500    Student Loan Marketing
           Association.............         01/07/97       5.310 to 5.420*  102,488,776
                                                                           ------------
 Total U.S. Government and Agency
  Obligations
  (cost--$343,174,385)..............                                        343,174,385
                                                                           ------------
 BANK NOTES--7.65%
 DOMESTIC-7.65%
   43,000           Bank of America
           Illinois................   01/08/97 to 12/29/97 5.410 to 5.850    43,001,557
   20,000  Bank of Hawaii..........         01/03/97           5.500         20,000,147
   45,000  Comerica Bank--Detroit .   07/11/97 to 08/13/97 5.770 to 6.150    45,004,448
   25,000  FCC National Bank.......   05/12/97 to 07/18/97 5.500 to 6.000    25,000,385
   18,000  FCC National Bank.......         01/02/97           5.360*        18,000,000
   10,000       Huntington National
           Bank....................         12/11/97           5.500          9,984,785
   17,300  Key Bank of New York....         11/04/97           5.600         17,300,977
    5,000     Morgan Guaranty Trust
           Company.................         01/15/97           5.250          5,000,171
   54,850  PNC Bank, N.A...........   01/02/97 to 01/07/97 5.245 to 5.503*   54,843,656
   15,000  Society National Bank...         01/10/97           5.525*        14,998,748
   23,000    Wachovia Bank of North
           Carolina................   01/07/97 to 04/14/97 5.360 to 6.050    23,011,610
   15,000    Wachovia Bank of North
           Carolina................         01/03/97           5.438*        14,999,908
                                                                           ------------
 Total Bank Notes (cost--
  $291,146,392).....................                                        291,146,392
                                                                           ------------
 BANKERS ACCEPTANCES--0.66%
 YANKEE-0.66%
   25,150  Bank of Tokyo-Mitsubishi
           Limited (cost--
           $25,078,978)............   01/03/97 to 01/31/97 5.360 to 5.440    25,078,978
                                                                           ------------
 CERTIFICATES OF DEPOSIT--20.55%
 DOMESTIC-1.11%
   42,000    Bankers Trust New York
           Corporation.............         01/07/97       5.470 to 5.520*   41,974,940
                                                                           ------------
 EURODOLLAR-0.26%
   10,000  Sanwa Bank Limited......         01/27/97           5.520         10,000,071
                                                                           ------------
 YANKEE-19.18%
   81,000  ABN-AMRO Bank N.V.......   02/18/97 to 12/23/97 5.500 to 5.650    80,961,033
   77,000  Bank of Tokyo-Mitsubishi
           Limited.................   01/06/97 to 03/06/97 5.450 to 5.600    77,000,912
   10,000    Bayerische Vereinsbank
           AG......................         12/04/97           5.500          9,986,562
   10,000  Commerzbank AG..........         01/21/97           5.520         10,000,104

PaineWebber Retirement Money Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------
 CERTIFICATES OF DEPOSIT--(concluded)
 YANKEE-(CONCLUDED)
 $ 10,000  Den Danske Bank A/S.....         02/03/97           5.400%     $ 10,000,000
   25,000  Deutsche Bank AG........   10/24/97 to 11/17/97 5.780 to 5.830   25,000,000
   87,000  Fuji Bank Limited.......   01/03/97 to 01/22/97 5.630 to 5.910   87,000,164
   31,000  Industrial Bank of Japan
           Limited.................   01/03/97 to 01/09/97     5.610        31,000,040
  122,000  Sanwa Bank Limited......   01/13/97 to 03/17/97 5.470 to 5.650  122,000,527
  109,000  Societe Generale........   04/01/97 to 11/12/97 5.600 to 6.090  109,008,331
  133,000  Sumitomo Bank Limited...   01/02/97 to 01/27/97 5.580 to 5.920  133,003,195
   35,000           Westpac Banking
           Corporation.............   02/26/97 to 03/19/97 5.080 to 5.610   34,998,631
                                                                          ------------
                                                                           729,959,499
                                                                          ------------
 Total Certificates of Deposit (cost
  -- $781,934,510)..................                                       781,934,510
                                                                          ------------
 COMMERCIAL PAPER@--49.65%
 AEROSPACE/DEFENSE-0.82%
   31,259  Raytheon Company........   01/13/97 to 01/16/97 5.380 to 5.400   31,193,809
                                                                          ------------
 ASSET-BACKED-7.10%
   35,000      Asset Securitization
           Cooperative Corporation.   01/15/97 to 03/19/97 5.310 to 5.340   34,816,367
   20,000             Eiger Capital
           Corporation.............         01/10/97           5.340        19,973,300
   18,475              Falcon Asset
                     Securitization
           Corporation.............         01/02/97           5.430        18,472,213
   20,000  New Center Asset Trust..   01/29/97 to 02/27/97 5.300 to 5.420   19,873,928
   44,725     Preferred Receivables
           Funding Corporation.....   01/07/97 to 02/20/97 5.330 to 5.450   44,585,358
  132,830      Triple-A One Funding
           Corporation.............   01/10/97 to 01/28/97 5.400 to 5.720  132,459,989
                                                                          ------------
                                                                           270,181,155
                                                                          ------------
 AUTO & TRUCK-3.41%
   30,000        Daimler-Benz North
           America Corporation.....   02/12/97 to 03/26/97 5.320 to 5.370   29,718,950
  100,000            General Motors
           Acceptance Corporation..         01/02/97           7.350        99,979,583
                                                                          ------------
                                                                           129,698,533
                                                                          ------------
 BANKING-8.48%
   10,000      Abbey National North
           America.................         03/03/97           5.300         9,910,194
   36,600       B.B.V. Finance (DE)
           Incorporated............   01/14/97 to 01/22/97 5.310 to 5.420   36,500,315
   30,000  BCI Funding Corporation.   01/07/97 to 02/12/97 5.320 to 5.350   29,893,525
   25,000       BEX America Finance
           Incorporated............   01/16/97 to 01/22/97 5.310 to 5.330   24,935,713
   10,000          BHF Finance (DE)
           Incorporated............         02/18/97           5.300         9,929,333
   15,000         Canadian Imperial
           Holdings Incorporated...         01/10/97           5.330        14,980,013
   30,000  Den Danske Incorporated.   01/09/97 to 02/20/97 5.380 to 5.420   29,869,850
   62,000  San Paolo U.S. Financial
           Company.................   01/08/97 to 03/06/97 5.330 to 5.400   61,726,196
   13,000            Suntrust Banks
           Incorporated............         01/15/97           5.400        12,972,700
   92,260  Unifunding Incorporated.   01/06/97 to 04/21/97 5.330 to 6.400   91,930,398
                                                                          ------------
                                                                           322,648,237
                                                                          ------------
 BROKER/DEALER-7.32%
   24,900             BT Securities
           Corporation.............   01/14/97 to 01/22/97 5.360 to 5.420   24,833,536
  100,000  Lehman Brothers Holdings
           Incorporated............   01/02/97 to 05/14/97 5.360 to 7.200   99,421,422

PaineWebber Retirement Money Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES           VALUE
 ---------                            -------------------- --------------  -------------
 COMMERCIAL PAPER@--(continued)
 BROKER/DEALER-(CONCLUDED)
 $  50,000  Merrill Lynch & Company
           Incorporated............   01/16/97 to 01/24/97 5.330 to 5.380% $  49,842,853
   105,000     Morgan Stanley Group
           Incorporated............   01/15/97 to 05/02/97 5.320 to 5.600    104,381,422
                                                                           -------------
                                                                             278,479,233
                                                                           -------------
 CONGLOMERATE-1.64%
    50,000       BTR Dunlop Finance
           Incorporated............         01/02/97           7.050          49,990,208
    12,391       Minnesota Mining &
           Manufacturing Company...         01/28/97           5.300          12,341,746
                                                                           -------------
                                                                              62,331,954
                                                                           -------------
 CONSUMER PRODUCTS-0.75%
    28,500 Rubbermaid Incorporated.   01/09/97 to 01/21/97 5.330 to 5.420     28,433,175
                                                                           -------------
 DRUGS, HEALTHCARE-0.78%
     5,000 Bayer Corporation.......         02/13/97           5.320           4,968,228
    10,000 Lilly (Eli) & Company...         02/13/97           5.300           9,936,694
    15,000 Pfizer Incorporated.....         03/05/97           5.300          14,860,875
                                                                           -------------
                                                                              29,765,797
                                                                           -------------
 ELECTRONICS-1.98%
    50,000          Motorola Credit
           Corporation.............         01/02/97           6.750          49,990,625
    15,400             Sony Capital
           Corporation.............         01/02/97           5.440          15,397,673
    10,000          Toshiba America
           Incorporated............         02/11/97           5.340           9,939,183
                                                                           -------------
                                                                              75,327,481
                                                                           -------------
 ENERGY-1.00%
    17,113      Exxon Imperial U.S.
           Incorporated............         01/08/97           5.370          17,095,131
    21,000          Koch Industries
           Incorporated............         01/02/97           7.000          20,995,917
                                                                           -------------
                                                                              38,091,048
                                                                           -------------
 ENTERTAINMENT-0.39%
    15,000 Walt Disney Company.....         03/14/97           5.230          14,843,100
                                                                           -------------
 FINANCE-CONDUIT-3.92%
    50,000 Commerzbank U.S. Finance
           Incorporated............         01/31/97           5.550          49,768,750
     4,500 Compagnie Bancaire......         01/15/97           5.350           4,490,638
    17,225          Metlife Funding
           Incorporated............         02/13/97           5.330          17,115,339
    15,000 SBNSW (DE) Incorporated.         01/02/97           5.400          14,997,750
    31,000    Svenska Handelsbanken
           Incorporated............   01/13/97 to 03/27/97 5.360 to 5.490     30,798,769
    31,905         UBS Finance (DE)
           Incorporated............   01/09/97 to 01/10/97 5.400 to 5.420     31,864,869
                                                                           -------------
                                                                             149,036,115
                                                                           -------------
 FINANCE-DIVERSIFIED-0.65%
    25,000   Associates Corporation
           of North America........         01/16/97           5.380          24,943,958
                                                                           -------------
 FINANCE-SUBSIDIARY-2.06%
    20,000    Creditanstalt Finance
           Incorporated............         01/08/97           5.420          19,978,922
    20,000    Dresdner U.S. Finance
           Incorporated............         01/16/97           5.430          19,954,750

PaineWebber Retirement Money Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES              RATES           VALUE
 ---------                            -------------------- ---------------  --------------
 COMMERCIAL PAPER@--(concluded)
 FINANCE-SUBSIDIARY-(CONCLUDED)
 $ 19,700        National Australia
                       Funding (DE)
           Incorporated............   01/03/97 to 01/06/97 5.420 to 5.450%  $   19,689,647
   19,000       Pitney Bowes Credit
           Corporation.............         03/06/97            5.600           18,810,844
                                                                            --------------
                                                                                78,434,163
                                                                            --------------
 FOOD, BEVERAGE & TOBACCO-2.37%
   65,800           American Brands
           Incorporated............   01/07/97 to 04/14/97 5.290 to 5.420       65,285,368
   20,000            B.A.T. Capital
           Corporation.............         01/16/97            5.420           19,954,833
    5,000  Coca-Cola Company.......         01/13/97            5.370            4,991,050
                                                                            --------------
                                                                                90,231,251
                                                                            --------------
 GENERAL TRADE-2.74%
  104,845  Mitsubishi International
           Corporation.............   01/07/97 to 03/03/97 5.320 to 6.250      104,460,047
                                                                            --------------
 INSURANCE-0.42%
   15,894        ITT Hartford Group
           Incorporated............         01/23/97            5.440           15,841,161
                                                                            --------------
 MACHINE & MACHINE TOOLS-0.31%
   12,000     Caterpillar Financial
           Services Corporation....         01/03/97            5.320           11,996,453
                                                                            --------------
 MISCELLANEOUS-1.90%
   72,500              Beta Finance
           Incorporated............   01/06/97 to 04/03/97 5.300 to 5.500       72,149,739
                                                                            --------------
 OIL EQUIPMENT & SERVICES-0.42%
   16,100         Colonial Pipeline
           Company.................   02/04/97 to 02/18/97 5.300 to 5.350       15,996,498
                                                                            --------------
 PRINTING, PUBLISHING-1.19%
   20,000  Gannett Company.........         01/14/97            5.380           19,961,144
   10,400     McGraw-Hill Companies
           Incorporated (The)......         01/30/97            5.410           10,354,676
   15,000             Reed Elsevier
           Incorporated............         02/07/97            5.300           14,918,292
                                                                            --------------
                                                                                45,234,112
                                                                            --------------
 Total Commercial Paper (cost --
  $1,889,317,019)...................                                         1,889,317,019
                                                                            --------------
 CORPORATE OBLIGATIONS--11.99%
 BANKING-1.58%
   40,000    Bankers Trust New York
           Corporation.............         01/02/97       5.690 to 5.740*      40,000,000
   20,000  NationsBank Corporation.         02/15/97            7.500           20,053,953
                                                                            --------------
                                                                                60,053,953
                                                                            --------------
 BROKER-DEALER-6.46%
  140,900    Bear Stearns Companies
           Incorporated............   01/09/97 to 08/12/97 5.160 to 6.050      140,902,258
   25,000    Bear Stearns Companies
           Incorporated............         01/02/97            5.613*          25,000,000
   20,000   Merrill Lynch & Company
           Incorporated............   03/17/97 to 05/12/97 5.560 to 5.900       20,000,000
   50,000   Merrill Lynch & Company
           Incorporated............   01/02/97 to 01/07/97 5.430 to 5.520*      49,997,556
   10,000      Morgan Stanley Group
           Incorporated............         02/03/97            7.790           10,024,026
                                                                            --------------
                                                                               245,923,840
                                                                            --------------

PaineWebber Retirement Money Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES           VALUE
 ---------                            -------------------- --------------  --------------
 CORPORATE OBLIGATIONS--(concluded)
 BUSINESS SERVICES-0.66%
 $ 25,000  PHH Corporation.........         01/02/97           5.330*%     $   24,999,713
                                                                           --------------
 COMPUTER-0.26%
   10,000  IBM Credit Corporation..         10/07/97           5.800            9,999,769
                                                                           --------------
 FINANCE-CONSUMER-0.11%
    4,100         Household Finance
           Corporation.............         01/07/97           5.520*           4,099,441
                                                                           --------------
 FINANCE-DIVERSIFIED-0.83%
    6,750    Associates Corporation
           of North America........         08/11/97           6.710            6,796,911
   25,000        CIT Group Holdings
           Incorporated............         01/02/97       5.330 to 5.350*     24,988,386
                                                                           --------------
                                                                               31,785,297
                                                                           --------------
 FOOD, BEVERAGE & TOBACCO-0.39%
   14,400   Philip Morris Companies
           Incorporated............   05/01/97 to 12/01/97 9.250 to 9.750      14,763,155
                                                                           --------------
 MISCELLANEOUS-1.70%
   49,000              Beta Finance
           Incorporated............   03/18/97 to 12/10/97 5.550 to 6.080      48,999,470
   15,550              Beta Finance
           Incorporated............         01/07/97           5.500*          15,550,000
                                                                           --------------
                                                                               64,549,470
                                                                           --------------
 Total Corporate Obligations (cost--
  $456,174,638).....................                                          456,174,638
                                                                           --------------
 REPURCHASE AGREEMENTS--0.84%
   12,120  Repurchase agreement
            dated 12/31/96 with
            Citicorp Securities,
            Inc., collateralized by
            $12,335,000 U.S.
            Treasury Bonds, 6.500%
            due 11/15/26; proceeds:
            $12,124,040............         01/02/97           6.000           12,120,000
   20,000  Repurchase agreement
            dated 12/31/96 with
            Daiwa Securities
            America, Inc.,
            collateralized by
            $19,383,000 U.S.
            Treasury Notes, 7.125%
            due 02/29/00; proceeds:
            $20,007,500............         01/02/97           6.750           20,000,000
                                                                           --------------
 Total Repurchase Agreements (cost--
  $32,120,000)......................                                           32,120,000
                                                                           --------------
 Total Investments (cost--
  $3,818,945,922 which approximates
  cost for federal income tax
  purposes)--100.36%................                                        3,818,945,922
 Liabilities in excess of other
  assets--(0.36)%...................                                          (13,606,257)
                                                                           --------------
 Net Assets (applicable to
  3,807,148,961 shares of Common
  Stock outstanding at $1.00 per
  share)--100.00%...................                                       $3,805,339,665
                                                                           ==============

--------
 * Variable rate securities--maturity dates reflect earlier of reset dates or maturity dates. The interest rates shown are the current rates as of December 31, 1996.
@ Interest rates shown are discount rates at date of purchase.

                      Weighted Average Maturity--61 days

                See accompanying notes to financial statements

PaineWebber Retirement Money Fund

--------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended December 31, 1996 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest........................................................ $100,236,890
                                                                   ------------
EXPENSES:
  Investment advisory and administration..........................    7,460,178
  Transfer agency and service fees................................    3,543,001
  Distribution fees...............................................    1,456,723
  Reports and notices to shareholders.............................      437,636
  Federal and state registration..................................      335,026
  Custody and accounting..........................................      182,451
  Legal and audit.................................................      130,763
  Insurance expense...............................................       80,014
  Directors' fees.................................................        6,175
  Other expenses..................................................      203,306
                                                                   ------------
                                                                     13,835,273
                                                                   ------------
NET INVESTMENT INCOME.............................................   86,401,617
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS...................       31,588
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............. $ 86,433,205
                                                                   ============

--------------------------------------------------------------------------------
Statement of Changes in Net Assets


--------------------------------------------------------------------------------

                                                  FOR THE SIX
                                                 MONTHS ENDED       FOR THE
                                               DECEMBER 31, 1996   YEAR ENDED
                                                  (UNAUDITED)    JUNE 30, 1996
                                               ----------------- --------------
FROM OPERATIONS:
  Net investment income......................   $   86,401,617   $  170,039,499
  Net realized gains from investment
   transactions..............................           31,588          289,649
                                                --------------   --------------
  Net increase in net assets resulting from
   operations................................       86,433,205      170,329,148
                                                --------------   --------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income......................      (86,401,617)    (170,039,499)
                                                --------------   --------------
NET INCREASE IN NET ASSETS FROM CAPITAL STOCK
 TRANSACTIONS................................      304,799,671      534,019,660
                                                --------------   --------------
  Net increase in net assets.................      304,831,259      534,309,309
NET ASSETS:
  Beginning of period........................    3,500,508,406    2,966,199,097
                                                --------------   --------------
  End of period..............................   $3,805,339,665   $3,500,508,406
                                                ==============   ==============

                 See accompanying notes to financial statements

PaineWebber Retirement Money Fund

-------------------------------------------------------------------------------
Notes to Financial Statements--(unaudited)

-------------------------------------------------------------------------------
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber RMA Money Fund, Inc. (the "Corporation") was incorporated in the state of Maryland on July 2, 1982 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Corporation is a series mutual fund with three funds: PaineWebber Retirement Money Fund (the "Fund"), PaineWebber RMA Money Market Portfolio and PaineWebber RMA U.S. Government Portfolio. The financial statements of PaineWebber RMA Money Market Portfolio and PaineWebber RMA U.S. Government Portfolio are not included herein.

The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and Accounting for Investments and Investment Income--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

The Corporation's board of directors has approved an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Corporation and each of its series. In accordance with the

PaineWebber Retirement Money Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Advisory Contract, the Fund pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                          ANNUAL
       AVERAGE DAILY NET ASSETS                                            RATE
       ------------------------                                           ------
       Up to $1 billion.................................................. 0.50%
       In excess of $1 billion up to $1.5 billion........................ 0.44%
       Over $1.5 billion................................................. 0.36%

At December 31, 1996, the Fund owed PaineWebber $1,310,683 in investment advisory and administration fees.

Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Fund pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with that contract, PaineWebber (not the Fund) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 20% of the fee paid to PaineWebber under the Advisory Contract.

DISTRIBUTION PLAN

PaineWebber is the distributor of the Fund's shares and the exclusive dealer for the sale of those shares. Under the plan of distribution, the Fund is authorized to pay PaineWebber a distribution fee, which is accrued daily and paid monthly, at an annual rate of up to 0.15% of the Fund's average daily net assets. Currently, PaineWebber is compensated for its services as distributor at an annual rate of 0.08% of the Fund's average daily net assets. At December 31, 1996, the Fund owed PaineWebber $257,383 in distribution fees.

TRANSFER AGENCY SERVICE FEES

The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for certain services not provided by the Fund's transfer agent. For the six months ended December 31, 1996, PaineWebber earned $1,335,912 in shareholder service fees. At December 31, 1996, the Fund owed PaineWebber $208,898 for such transfer agency service fees and reimbursement of out-of-pocket expenses.

OTHER LIABILITIES

At December 31, 1996, the amounts payable for investments purchased and dividends payable were $30,475,233 and $6,465,332, respectively.

FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year

PaineWebber Retirement Money Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

At June 30, 1996, the Fund had a net capital loss carryforward of $1,840,884 which is available as a reduction, to the extent provided in the regulations, of any future net capital gains realized before the end of fiscal year 2003. To the extent that the losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

CAPITAL STOCK

There are 10 billion shares of $0.001 par value common stock authorized. Transactions in common stock, at $1.00 per share, were as follows:

                                                   FOR THE          FOR THE
                                              SIX MONTHS ENDED    YEAR ENDED
                                              DECEMBER 31, 1996  JUNE 30, 1996
                                              ----------------- ---------------
Shares sold..................................   6,294,188,740    12,749,231,635
Shares repurchased...........................  (6,072,981,589)  (12,381,362,764)
Dividends reinvested.........................      83,592,520       166,150,789
                                               --------------   ---------------
Net increase.................................     304,799,671       534,019,660
                                               ==============   ===============

PaineWebber Retirement Money Fund

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
IS PRESENTED BELOW:

                              FOR THE
                         SIX MONTHS ENDED               FOR THE YEARS ENDED JUNE 30,
                         DECEMBER 31, 1996 --------------------------------------------------------------
                            (UNAUDITED)       1996         1995         1994         1993         1992
                         ----------------- ----------   ----------   ----------   ----------   ----------
 Net asset value,
  beginning of period...    $     1.00     $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                            ----------     ----------   ----------   ----------   ----------   ----------
 Net investment income..         0.024          0.050        0.047        0.028        0.027        0.044
 Dividends from net
  investment income.....        (0.024)        (0.050)      (0.047)      (0.028)      (0.027)      (0.044)
                            ----------     ----------   ----------   ----------   ----------   ----------
 Net asset value, end of
  period................    $     1.00     $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                            ==========     ==========   ==========   ==========   ==========   ==========
 Total investment
  return(1).............          2.41 %         5.13 %       4.83 %       2.75 %       2.78 %       4.40 %
                            ==========     ==========   ==========   ==========   ==========   ==========
 Ratios and Supplemental
  Data:
 Net assets, end of
  period (000's)........    $3,805,340     $3,500,508   $2,966,199   $2,450,235   $2,280,840   $2,163,935
 Expenses to average net
  assets................          0.76 %*        0.70 %       0.78 %       0.77 %       0.79 %       0.79 %
 Net investment income
  to average net assets.          4.73 %*        5.01 %       4.75 %       2.77 %       2.76 %       4.39 %

-------
 * Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized.

12